Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,160.04
Total Transaction Valuation	8,400,000.00
Total Offset Amount	0.00
Net Fee	$ 1,160.04
Offering Table N/A
Offset Table N/A	N/A